UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Fule 24f-2
***Amended***
This form replaces the form originally filed on 06/24/2004

Read instructions at end of Form before preparing Form.

1.	Name and Address of issuer:

	Seasons Series Trust
	1 SunAmerica Center
	Los Angeles, Ca 90067-6022

2. 	The name of each series or class of securities for which this
	Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes). X

3.	Investment Company Act File Number:      811-07725


	Securities Act File Number:              333-08653


4(a).	Last day of fiscal year for which this Form is filed:

	                March 31, 2004


4(b).	x Check box if this Form is being filed late (i.e., more than 90
	calendar days after the end of the issuer's fiscal year).
	(See Instruction A.2)

	Note: If this Form is geing filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing
	this Form.

5. 	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):	$494,197,031

	(ii)    Aggregate price of securities redeemed or
	        repurchased during the fiscal year:	$(524,308,043)

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:		        $-0-

	(iv)    Total available redemption credits [add Items 5(ii)
	        and 5(iii)]:	-	                $(524,308,043)

	(v)     Net sales -- if Item 5(i) is greater than
	        Item 5(iv)[subtract Item 5(iv) from Item 5(i)]:
							$-0-

	(vi)	Redemption credits available for use in future uears
		-- if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:	 		$-0-

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):			X     .0001070

	(viii)  Registration fee due [multiply Item 5(v) by Item
	        5(vii)] (enter "0" if no fee is due): =	 $-0-

6.	Prepaid Shares

	If the response to Item 5(I) was determined by deducting
	an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
	(number of shares or other units) deducted here:    -0-.
	If there is a number of shares or other units that were registered pursuand to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.	Interest due -- if this Form is being filed more than 90
	days after the end of the issuer's fiscal year
	(see Instruction D):
				+ $-0-

8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:
			       = $-0-

9.	Date the registration fee and any interest payment was
	sent to the Commission's lock box depository:



	Method of Delivery:
	                         Wire Transfer

	                          Mail or other means


	SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


	By (Signature and Title)*    ___________________________
	                Gregory R. Kingston, Assistant Treasurer


	Date  October 27, 2006

	*Please print the name and title of the signing officer below the signature.